BETTER 10K - INCOME TAXES - Components of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current Income Tax Expense (Benefit):
Federal					$ (658)	$ (6,145)
Foreign					1,815	2,888
State and local					(130)	1,118
Total Current Income Tax Expense (Benefit)					1,027	(2,139)
Deferred Income Tax Expense (Benefit):
Federal					(140,025)	(43,545)
Foreign					(7,287)	(2,556)
State and local					(32,345)	(15,613)
Valuation Allowance					179,730	61,470
Total Deferred Income Tax Expense (Benefit)					73	(244)
Income Tax Expense (Benefit)	$ 659	$ (52)	$ 2,539	$ 1,450	$ 1,100	$ (2,383)